Property and Equipment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Depreciation expenses amounted	$ 28,902	$ 30,859	$ 37,621